Annual Total Returns[BarChart] - Transamerica JPMorgan International Moderate Growth VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.37%)	12.81%	12.72%	(0.47%)	(1.64%)	1.22%	21.78%	(11.58%)	17.77%	14.90%